ONEOK PARTNERS (Policies)	3 Months Ended
Mar. 31, 2017
Related Party Transaction [Line Items]
Allocation of Costs Incurred by Related Party, Policy [Policy Text Block]
We provide a variety of services to our affiliates, including cash management and financial services, employee benefits, legal and administrative services by our employees and management, insurance and office space leased in our headquarters building and other field locations. Where costs are incurred specifically on behalf of an affiliate, the costs are billed directly to the affiliate by us. In other situations, the costs may be allocated to the affiliates through a variety of methods, depending upon the nature of the expenses and the activities of the affiliates.

Incentive Distribution Policy, Managing Member or General Partner, Description [Policy Text Block]
Cash Distributions - We receive distributions from ONEOK Partners on our common and Class B units and our 2 percent general partner interest, which includes our incentive distribution rights. Under the Partnership Agreement, distributions are made to the partners with respect to each calendar quarter in an amount equal to 100 percent of available cash as defined in the Partnership Agreement. Available cash generally will be distributed 98 percent to limited partners and 2 percent to the general partner. The general partner’s percentage interest in quarterly distributions is increased after certain specified target levels are met during the quarter. Under the incentive distribution provisions, as set forth in the Partnership Agreement, the general partner receives:

•	15 percent of amounts distributed in excess of $0.3025 per unit;

•	25 percent of amounts distributed in excess of $0.3575 per unit; and

•	50 percent of amounts distributed in excess of $0.4675 per unit.

Consolidation, Subsidiaries or Other Investments, Consolidated Entities, Policy [Policy Text Block]
We have determined that ONEOK Partners is a variable interest entity and we are the primary beneficiary. Therefore, we consolidate ONEOK Partners in our consolidated financial statements; however, we are restricted from the assets and cash flows of ONEOK Partners except for the distributions we receive from ONEOK Partners.
We account for the difference between the carrying amount of our investment in ONEOK Partners and the underlying book value arising from issuance of common units by ONEOK Partners as an equity transaction. If ONEOK Partners issues common units at a price different than our carrying value per unit, we account for the premium or deficiency as an adjustment to paid-in capital.